Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies
Note 7. Commitments and Contingencies
Software License Agreements
On May 18, 2021, the Company executed two agreements with Palantir Technologies Inc. to license a suite of software for the term of seven years commencing on the effective date. The agreements identify two phases: an Initial Term from May 18, 2021 through June 30, 2023 with a cost of $11.0 million and an Enterprise Term from July 1, 2023 to May 7, 2028 with a cost of $39.0 million, for a total software cost of $50.0 million. As of June 30, 2023 and December 31, 2022, the Company capitalized $2.0 million of services that Palantir has provided to the Company.
Share Purchase Agreement with GEM
During 2020, the Company entered into a Share Purchase Agreement (“SPA”) with GEM Global Yield LLC SCS (“GEM”) and an entity affiliated with GEM to provide incremental financing in the event the Company completed a business combination transaction with a special purpose acquisition company (“SPAC”), IPO, or direct listing. Pursuant to the SPA, GEM is required to purchase ordinary shares of the Company at a discount to the volume weighted average trading price up to a maximum aggregate purchase price of $200.0 million, and in return the Company agreed to pay a total commitment fee of $4.0 million payable in installments at the time of each purchase of ordinary shares or no later than one year from the anniversary of a public listing transaction and issued a forward contract for GEM to purchase 0.75% of the Company’s fully-diluted ordinary shares outstanding upon completion of a public listing transaction at an exercise price of $0.01 per ordinary share.
On May 17, 2022 and February 8, 2023, the SPA was further amended and restated in which the Company entered into the Share Subscription Facility with GEM, which increases the facility to $400.0 million and the commitment fee to $8.0 million. Pursuant to the Share Subscription Facility, upon the terms of and subject to the satisfaction of certain conditions, Surf Air Mobility Inc (“SAM”), a wholly owned subsidiary of the Company, will have the right from time to time at its option to direct GEM to purchase up to a specified maximum amount of shares of common stock, up to a maximum aggregate purchase price of $400.0 million (the “
Aggregate Limit
”), over the term of the Share Subscription Facility. Upon its initial public listing, SAM may request GEM advances in an aggregate amount of up to $100.0 million, consisting of four incremental advances of up to $25.0 million each. Any GEM advance will reduce amounts that Surf Air can request for future draw downs.
On June 15, 2023, July 21, 2023, and July 24, 2023, the SPA was further amended to modify the shares to be issued upon completion of a public listing transaction from an amount equal to 0.75% of the Company’s fully-diluted ordinary shares outstanding to a fixed 1,300,000 shares of SAM common stock. The amendments also modified certain registration requirements whereby SAM is obligated to file a re-sale
registration statement within 5 business days of the public listing. On July 27, 2023, concurrent with the Company’s direct listing, the Company issued 1,300,000 shares of SAM common stock to GEM in full satisfaction of these provisions. Pursuant to the associated registration rights, the Company filed a resale registration statement, covering the 1,300,000 shares, on August 2, 2023.
The Company has accounted for the commitment as a derivative financial instrument which is recorded at fair value within Other long term liabilities on the Condensed Consolidated Balance Sheets. As of June 30, 2023 and
December 31, 2022, the fair value of the GEM commitment was $11.4 million and $3.0 million, respectively. Changes in fair value were recorded in Changes in fair value of financial instruments carried at fair value, net on the Condensed Consolidated Statements of Operations.
GEM Purchase
On June 15, 2023, and amended on July 21, 2023, and July 24, 2023, SAM and GEM entered into a share purchase agreement whereby GEM would purchase 1,000,000 shares of SAM common stock for cash consideration of $25.0 million. Under the terms of the registration rights, SAM is obligated to file a re-sale
registration statement, covering the 1,000,000 shares issued, within 5 business days of the public listing. On July 27, 2023, concurrent with the Company’s direct listing, the Company received the $25.0 million cash consideration contemplated in the GEM Purchase, in exchange for the issuance of 1,000,000 shares of SAM common stock. Pursuant to the associated registration rights, the Company filed a re-sale
registration statement, covering the 1,000,000 shares, on August 2, 2023.
Convertible Note Purchase Agreement
On June 21, 2023, the Company entered into a convertible note purchase agreement (the “Convertible Note Purchase Agreement”) with Partners for Growth V, L.P. (“PFG”) for a senior unsecured convertible promissory note (the “Promissory Note”) for an aggregate principal amount of $8.0 million (the “PFG Investment”). The note bears interest at a rate of 9.75% and matures on December 31, 2024. All unpaid principal and interest balances may be converted into shares of SAM common stock, at the option of the holder, at a price equal to 120% of the initial listing price of SAM common stock. Funding of the initial principal, among other criteria, is contingent upon SAM’s approval for listing on the New York Stock Exchange.
Licensing, Exclusivity and Aircraft Purchase Arrangements
Textron Agreement
On September 15, 2022, Textron Aviation Inc. and one of its affiliates (“TAI”), entered into a Collaboration Agreement for engineering services, licenses, sales and marketing, and aircraft purchase agreements with the Company, which are only effective as of the first trading date of shares of common stock of SAM on a national securities exchange (“Effective Date”). The agreements became effective as of the Company’s direct listing on July 27, 2023.
The Collaboration Agreement provides, among other things, that TAI will provide the Company certain services in furtherance of development of an electrified powertrain technology (the “SAM System”). Under the Collaboration Agreement, the Company agrees to meet certain development milestones by specified dates, including issuance of a supplemental type certificate by the FAA. Should the Company fail to meet certain development milestones, TAI has the right to terminate the agreement.
The licensing agreement grants the Company a nonexclusive license to certain technical information and intellectual property for the purpose of developing an electrified propulsion system for the Cessna Caravan aircraft, and to assist in obtaining Supplemental Type Certificates (“STC”) from the Federal Aviation Administration (“FAA”), including any foreign validation by any other aviation authority, for electrified propulsion upfits/retrofits of the Cessna Caravan aircraft. The licensing agreement provides for payment by the Company of license fees aggregating $60.0 million over a multi-year period, with the first $25 million due in the third quarter of 2023.

Under the sales and marketing agreement, the parties agreed to develop marketing, promotional and sales strategies for the specifically configured Caravans and further agreed to: (a) include the SAM Aircraft in sales and marketing materials (print and digital) distributed to authorized dealers, (b) prominently display the SAM Aircraft on their respective websites and social media, (c) include representatives of SAM and TAI at trade show booths, (d) market SAM Aircraft and conversions to SAM Aircraft to all owners of pre-owned
Caravans, and (e) not advertise or offer any third-party Exclusive System variants of the Caravan. Certain technologies for aircraft propulsion are specifically carved out from the Exclusive System. The SMA provides for payment by SAM of exclusivity fees aggregating $40.0 million, with certain amounts deferred such that the aggregate fee is payable over four years commencing on the earlier of the year after SAM obtains a supplemental type certificate for the SAM System on the Caravan (the “SAM STCs”) or the 5
th
anniversary of the TAI Effective Date. SAM’s obligation to pay exclusivity fees in any year may be offset, in whole or in part, based on the achievement of certain sales milestones of SAM Aircraft and Caravans subsequently converted to a SAM System.
Under the aircraft purchase agreement, the Company may purchase 100 specifically configured Caravans having an aggregate purchase price in excess of $300.0 million, with an option to purchase an additional 50 specifically configured Caravans having an aggregate purchase price in excess of $150.0 million, over the course of 7 years. The final price to be paid by the Company will be dependent upon a number of factors, including the final specifications of such aircraft and any price escalations.
Jetstream Agreement
On October 10, 2022, SAM and Jetstream Aviation Capital, LLC (“Jetstream”) entered into an Agreement (the “Jetstream Agreement”) that provides for a sale and/or assignment of purchase rights of aircraft from SAM to Jetstream and the leaseback of such aircraft from Jetstream to SAM within a maximum aggregate purchase amount of $450.0 million, including a $120.0 million total minimum usage obligation for SAM. The agreement may be terminated: (i) if the Company’s common stock is not publicly listed and the Southern acquisition is not consummated prior to December 31, 2023; (ii) upon a termination notice by either party in the event that a material adverse change in the business of the other party is not resolved within 30 days of such notice; and (iii) as mutually agreed in writing by the parties.
Business Combination Agreements
The Company entered into a business combination agreement, dated as of May 17, 2022 (the “Merger Agreement”) with Tuscan Holdings Corp II (“Tuscan”). On November 14, 2022, SAM and Tuscan mutually terminated the Merger Agreement. SAM is obligated to issue to Tuscan 635,000 shares of common stock or 600,000 of common stock and $0.7 million in cash upon a triggering event defined as a direct listing, IPO or a business combination with a SPAC (see Note 14.
Subsequent Events).
On November 11, 2022, SAM entered into an amendment to the acquisition agreement with Southern Airways Corporation dated as of March 17, 2021, as amended on August 22, 2021 and on May 17, 2022, to reflect the termination of the Merger Agreement with Tuscan and to reflect that SAM will acquire 100% of the equity interests in Southern Airways Corporation in exchange for shares equal to the greater of $81.25 million (based on the opening price per share on the first day of listing of SAM common shares) or 12.5% of SAM’s fully-diluted common shares prior to the issuance of the Tuscan shares, the SAFE settlement shares, and any initial issuance in connection with the GEM SPA. The completion of the acquisition of Southern Airways Corporation is contingent on, among other things, the effectiveness of a public registration statement, the approval for listing of the Company’s common stock, regulatory approvals and other customary closing conditions.

On May 25, 2023, SAM entered into an amendment to the acquisition agreement with Southern Airways Corporation, whereby the outside date by which the transaction could be consummated was extended to July 31, 2023. No other terms to the previously amended acquisition agreement were changed.
On June 15, 2023, SAM entered into an amendment to the acquisition agreement with Southern Airways Corporation, whereby the closing of the Merger Agreement was agreed to occur on the morning of SAM’s initial listing on the New York Stock Exchange, prior to market opening. No other terms to the previously amended acquisition agreement were changed. The merger with Southern Airways Corporation closed on July 27, 2023 (see Note 14.
Subsequent Events).
Guarantees
The Company indemnifies its officers and directors for certain events or occurrences arising as a result of the officer or director serving in such capacity. The term of the indemnification period is for the officer or director’s lifetime. The maximum potential future amount the Company could be required to pay under these indemnification agreements is unlimited. The Company believes its insurance would cover any liability that may arise from the acts of its officers and directors and as of June 30, 2023 the Company is not aware of any pending claims or liabilities.
The Company entered into indemnification provisions under agreements with other parties in the ordinary course of business, typically with business partners, contractors, customers, landlords and investors. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of its activities or, in some cases, as a result of the indemnified party’s activities under the agreement. These indemnification provisions often include indemnifications relating to representations Surf Air has made with regards to intellectual property rights. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential future amount the Company could be required to pay under these indemnification provisions is unlimited.
Legal Contingencies
In 2017, the Company acquired Rise U.S. Holdings, LLC (“Rise”). Prior to the close of the acquisition, Rise Alpha, LLC and Rise Management, LLC, (both of which are wholly-owned subsidiaries of Rise and hereinafter referred to as the “Rise Parties”), were served with a petition for judgment by Menagerie Enterprises, Inc. (“Monarch Air”), relating to breach of contract for failure to pay Monarch Air pursuant to the terms and conditions of the Monarch Air Flight Services Agreement, which occurred prior to the Company’s acquisition of Rise. The Rise Parties filed numerous counterclaims against Monarch Air, including fraud, breach of contract, and breach of fiduciary duty. Rise, a subsidiary of the Company, was named as a party in the lawsuit. During 2018 and 2019, certain summary judgements were granted in favor of Monarch Air.
On November 8, 2021, the Rise Parties entered into a final judgment in respect of litigation to finally resolve all claims raised by Monarch Air and the Rise Parties agreed to pay actual damages of $1.0 million, pre-judgment
interest of $0.2 million, attorneys’ fees of $0.06 million and court costs of approximately $0.003 million. Since then, Monarch Air has been conducting post-judgment discovery. The full settlement had been accrued within Accrued expenses on the Condensed Consolidated Balance Sheets by the Company as of June 30, 2023 and December 31, 2022.

Surf Air is also a party to various other claims and matters of litigation incidental to the normal course of its business, none of which were considered to have a potential material impact as of June 30, 2023.
Tax Commitment
On May 15, 2018, Surf Air received notice of a tax lien filing from the Internal Revenue Service (“IRS”) for unpaid federal excise taxes for the quarterly periods beginning October 2016 through September 2017 in the amount of $1.9 million, including penalties and interest as of the date of the notice. The Company agreed to a payment plan (“Installment Plan”) whereby the IRS would take no further action and remove such liens at the time such amounts have been paid. In 2019, the Company defaulted on the Installment Plan. Defaulting on the Installment Plan can result in the IRS nullifying such plan, placing the Company in default and taking collection action against the Company for any unpaid balance. The Company’s total outstanding federal excise tax liability, including accrued penalties and interest, is recorded in Accrued expenses on the Condensed Consolidated Balance Sheets and is in the amount of $6.6 million and $5.8 million as of June 30, 2023 and December 31, 2022, respectively.
During 2018, the Company defaulted on its property tax obligations in various California counties in relation to fixed assets, plane usage and aircraft leases. The Company’s total outstanding property tax liability including penalties and interest is $2.1 million and $1.7 million as of June 30, 2023 and December 31, 2022, respectively.

Note 11. Commitments and Contingencies
Software License Agreements
On May 18, 2021, the Company executed two agreements with Palantir Technologies Inc. license a suite of software for the term of seven years commencing on the effective date. The agreements identify two phases; an Initial Term from May 18, 2021 through June 30, 2023 with a cost of $11.0 million and an Enterprise Term from July 1, 2023 to May 7, 2028 with a cost of $39.0 million, for a total software cost of $50.0 million. As of December 31, 2022, the Palantir has provided $2.0 million of services to the company.
Share Purchase Agreement with GEM
During 2020, the Company entered into a Share Purchase Agreement (“SPA”) with GEM Global Yield LLC SCS (“GEM”) and an entity affiliated with GEM to provide incremental financing in the event the Company completed a business combination transaction with a special purpose acquisition company (“SPAC”). Pursuant to the SPA, GEM is required to purchase ordinary shares of the Company at a discount to the volume weighted average trading price up to a maximum aggregate purchase price of $200.0 million, and in return the Company agreed to pay a total commitment fee of $4.0 million payable in installments at the time of each purchase of ordinary shares or no later than one year from the anniversary of a public listing transaction and issued a forward contract for GEM to purchase 0.75% of the Company’s fully-diluted ordinary shares outstanding upon completion of a public listing transaction at an exercise price of $0.01 per ordinary share.

On May 17, 2022 and February 8, 2023, the SPA was further amended and restated, increasing the facility to $400.0 million and the commitment fee to $8.0 million. Pursuant to the amended and restated SPA, upon the terms of and subject to the satisfaction of certain conditions, Surf Air Mobility Inc. (“SAM”), a wholly-owned subsidiary of the Company, will have the right from time to time at its option to direct GEM to purchase up to a specified maximum amount of shares of our Common Stock, up to a maximum aggregate purchase price of $400 million (the “Aggregate Limit”), over the term of the amended and restated SPA. SAM may request GEM Advances in an aggregate amount of up to $100 million, consisting of four incremental advances of up to $25 million each. Any GEM Advance will reduce amounts that Surf Air can request for future draw downs.
The Company has accounted for the commitment as a derivative financial instrument which is recorded at fair value using Level 3 inputs each period with changes in fair value recorded in Changes in fair value of financial instruments carried at fair value, net on the Consolidated Statements of Operations. The Company estimated the fair value at December 31, 2022 and 2021 to be $3.0 million and $0.4 million, respectively, which was recognized within Other liabilities on the Consolidated Balance Sheets.
Licensing, Exclusivity and Aircraft Purchase Arrangements
Textron Agreement
On September 15, 2022, Textron Aviation Inc. and one of its affiliates (“TAI”), entered into collaboration and engineering services, licenses, sales and marketing, and aircraft purchase agreements with the Company, which are only effective as of the first trading date of shares of common stock of SAM on a national securities exchange (“Effective Date”).
The Collaboration Agreement provides, among other things, that TAI will provide the Company certain services in furtherance of development of an electrified powertrain technology (the “SAM System”). Under the Collaboration Agreement, the Company agrees to meet certain development milestones by specified dates, including issuance of a supplemental type certificate by the FAA. Should the Company fail to meet certain development milestones, TAI has the right to terminate the agreement.
The licensing agreement grants the Company a nonexclusive license to certain technical information and intellectual property for the purpose of developing an electrified propulsion system for the Cessna Caravan aircraft, and to assist in obtaining Supplemental Type Certificates (“STC”) from the Federal Aviation Administration (“FAA”), including any foreign validation by any other aviation authority, for electrified propulsion upfits/retrofits of the Cessna Caravan aircraft. The licensing agreement provides for payment by the Company of license fees aggregating $60.0 million over a multi-year period.
Under the sales and marketing agreement, the parties agreed to develop marketing, promotional and sales strategies for the specifically configured Caravans and further agreed to (a) include the SAM Aircraft in sales and marketing materials (print and digital) distributed to authorized dealers, (b) prominently display the SAM Aircraft on their respective websites and social media, (c) include representatives of SAM and TAI at trade show booths, (d) market SAM Aircraft and conversions to SAM Aircraft to all owners of pre-owned
Caravans, and (e) not advertise or offer any third-party Exclusive System variants of the Caravan. Certain technologies for aircraft propulsion are specifically carved out from the Exclusive System. The SMA provides for payment by SAM of exclusivity fees aggregating $40 million, with certain amounts deferred such that the aggregate fee is payable over four years commencing on the earlier of the year after SAM obtains a supplemental type certificate for the SAM System on the Caravan (the “SAM STCs”) or the 5
th
anniversary of the TAI Effective Date. SAM’s
obligation to pay exclusivity fees in any year may be offset, in whole or in part, based on the achievement of certain sales milestones of SAM Aircraft and Caravans subsequently converted to a SAM System.
Under the aircraft purchase agreement, the Company may purchase 100 specifically configured Caravans having an aggregate purchase price in excess of $300.0 million, with an option to purchase an additional 50 specifically configured Caravans having an aggregate purchase price in excess of $150.0 million, over the course of 7 years. The final price to be paid by the Company will be dependent upon a number of factors, including the final specifications of such aircraft and any price escalations.
Jetstream Agreement
On October 10, 2022, SAM and Jetstream Aviation Capital, LLC (“Jetstream”) entered into an Agreement (the “Jetstream Agreement”) that provides for a sale and/or assignment of purchase rights of aircraft from SAM to Jetstream and the leaseback of such aircraft from Jetstream to SAM within a maximum aggregate purchase amount of $450.0 million, including a $120.0 million total minimum usage obligation for SAM. The Jetstream Agreement may be terminated (i) if our Common Stock is not publicly listed and the Southern Acquisition is not consummated prior to December 31, 2023; (ii) upon a termination notice by either party in the event of a material adverse change in the business of the other party which is not resolved within 30 days of such notice; and (iii) as mutually agreed in writing by the parties.
Business Combination Agreements
The Company entered into a business combination agreement, dated as of May 17, 2022 (the “Merger Agreement”), by and among Tuscan Holdings Corp II (“Tuscan”). On November 14, 2022, SAM and Tuscan mutually terminated the Merger Agreement. SAM is obligated to issue to Tuscan 600,000 shares of common stock upon a triggering event defined as a direct listing, IPO or a business combination with a SPAC.
On November 11, 2022, SAM entered into an amendment to the acquisition agreement with Southern Airways Corporation dated as of March 17, 2021, as amended on August 22, 2021 and on May 17, 2022, to reflect the termination of the Merger Agreement with Tuscan and to reflect that SAM will acquire 100% of the equity interests in Southern Airways Corporation in exchange for shares equal to the greater of $81.25 million (based on the opening price per share of SAM Common Stock on the day of listing) or 12.5% of SAM’s fully-diluted common shares.
Guarantees
The Company indemnifies its officers and directors for certain events or occurrences arising as a result of the officer or director serving in such capacity. The term of the indemnification period is for the officer or director’s lifetime. The maximum potential future amount the Company could be required to pay under these indemnification agreements is unlimited. The Company believes its insurance would cover any liability that may arise from the acts of its officers and directors and as of December 31, 2022 and 2021, the Company is not aware of any pending claims or liabilities.
The Company entered into indemnification provisions under agreements with other parties in the ordinary course of business, typically with business partners, contractors, customers, landlords and investors. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of its activities or, in some cases, as a result of the indemnified party’s activities under the agreement. These indemnification provisions often include indemnifications relating to representations Surf Air has made with regards to intellectual property rights. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential future amount the Company could be required to pay under these indemnification provisions is unlimited.
Legal Contingencies
In 2017, the Company acquired Rise U.S. Holdings, LLC (“Rise”). Prior to the close of the acquisition, Rise Alpha, LLC and Rise Management, LLC, (both of which are wholly-owned subsidiaries of Rise and hereinafter referred to as the “Rise Parties”), were served with a petition for judgment by Menagerie Enterprises, Inc. (“Monarch Air”), relating to breach of contract for failure to pay Monarch Air pursuant to the terms and conditions of the Monarch Air Flight Services Agreement, which occurred prior to the Company’s acquisition of Rise. The Rise Parties filed numerous counterclaims against Monarch Air, including fraud, breach of contract, and breach of fiduciary duty. Rise, a subsidiary of the Company, was named as a party in the lawsuit. During 2018 and 2019, certain summary judgements were granted in favor of Monarch Air.
On November 8, 2021, the Rise Parties entered into a final judgment in respect of litigation to finally resolve all claims raised by Monarch Air and the Rise Parties agreed to pay actual damages of $1.0 million, pre-judgment
interest of $0.2 million, attorneys’ fees of $0.06 million and court costs of approximately $0.003 million. Since then, Monarch Air has been conducting post-judgment discovery. The full settlement had been accrued within Accrued expenses on the Consolidated Balance Sheets by the Company as of December 31, 2022 and 2021.
Surf Air is also a party to various other claims and matters of litigation incidental to the normal course of its business, none of which were considered to have a potential material impact as of December 31, 2022.
Tax Commitment
On May 15, 2018, Surf Air received notice of a tax lien filing from the Internal Revenue Service (“IRS”) for unpaid federal excise taxes for the quarterly periods beginning October 2016 through September 2017 in the amount of $1.9 million, including penalties and interest as of the date of the notice. The Company agreed to a payment plan (“Installment Plan”) whereby the IRS would take no further action and remove such liens at the time such amounts have been paid. In 2019, the Company defaulted on the Installment Plan, which can result in the IRS nullifying such plan, placing the Company in default, and taking collection action against the Company for any unpaid balance. The Company’s total outstanding federal excise tax liability including accrued penalties and interest is included as accrued liability in the balance sheet and is in the amount of approximately $5.8 million and $3.8 million as of December 31, 2022 and 2021, respectively.
During 2018, the Company defaulted on various property tax obligations to several counties throughout California and Texas. The Company’s total outstanding property tax liability including penalties and interest is approximately $1.7 million and $1.4 million as of December 31, 2022 and 2021, respectively.

Southern Airways Corporation
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies
Note 16. Commitments and Contingencies
Guarantees
The Company has agreed to indemnify its officers and directors for certain events or occurrences arising as a result of the officer or director serving in such capacity. The term of the indemnification period is for the officer or director’s lifetime. The maximum potential future amount the Company could be required to pay under these indemnification agreements is unlimited. The Company believes that its insurance would cover any liability that may arise from the acts of its officers and directors. As of June 30, 2023, and December 31, 2022, the Company is not aware of any such pending liabilities.

The Company has entered into indemnification provisions under agreements with other parties in the ordinary course of business, typically with business partners, contractors, customers, landlords and investors. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential future amount the Company could be required to pay under these indemnification provisions is unlimited.
Legal Contingencies
Southern is also a party to various claims and matters of litigation incidental to the normal course of its business. As of and for the three and six months ended June 30, 2023, and the year ended December 31, 2022, there were no material legal contingencies.
Business Combination Agreements
Surf Air Mobility Proposed Acquisition
The Company entered into a prospective transaction, whereby Surf Air Mobility (“SAM”) a wholly-owned subsidiary of Surf Air Global Limited created in 2021, will acquire 100% of the equity interests in the Company pursuant to an acquisition agreement dated as of March 17, 2021, as amended on August 22, 2021. On May 17, 2022, the prospective transaction was further amended when Surf Air Global Limited and its wholly owned subsidiary entered into a business combination agreement with Tuscan Holdings Corp. II (“Tuscan”), whereby the SAM and its related entities will acquire
100
% of the equity interests in the Company.
On November 11, 2022, SAM amended the acquisition agreement the Company dated as of March 17, 2021, as amended on August 22, 2021 and on May 17, 2022, to reflect the termination of the business combination agreement with Tuscan and to reflect that SAM will acquire 100% of the equity interests in the Company pursuant to any public listing of SAM common stock for consideration of the higher of $81.25 million or 12.5% of SAM fully-diluted shares at the time of the merger.
On May 25, 2023, SAM entered into an amendment to the acquisition agreement with the Company, whereby the outside date by which the transaction could be consummated was extended to July 31, 2023.
On June 21, 2023, the parties to the Southern Acquisition Agreement entered into a fifth amendment, which among other things (1) established that the closing of the Merger (as defined in the Southern Acquisition Agreement) would take place on the business day prior to listing and (2) amended the definition of fully diluted shares for purposes of calculating the Southern Merger Consideration.

Note 19. Commitments and Contingencies
Guarantees
The Company has agreed to indemnify its officers and directors for certain events or occurrences arising as a result of the officer or director serving in such capacity. The term of the indemnification period is for the officer or director’s lifetime. The maximum potential future amount the Company could be required to pay under these indemnification agreements is unlimited. The Company believes that its insurance would cover any liability that may arise from the acts of its officers and directors. As of December 31, 2022 and 2021, the Company is not aware of any such pending liabilities.
The Company has entered into indemnification provisions under agreements with other parties in the ordinary course of business, typically with business partners, contractors, customers, landlords and investors. Under these provisions, the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. These indemnification provisions generally survive termination of the underlying agreement. The maximum potential future amount the Company could be required to pay under these indemnification provisions is unlimited.

Aircraft Purchases and Sales
Electric
Wing-in-ground-effect
Aircraft
In December 2021, the Company signed a Letter of Intent (“LOI”) with a certain aircraft vendor to purchase a total of four electric wing-in-ground-effect
Viceroy aircraft (“Firm Viceroys”), with options to purchase eleven additional Viceroy aircraft (“Viceroy Purchase Options”). The price for each Firm Viceroy and Viceroy Purchase Options in a standard configuration is $5.2 million, and the order is not subject to price escalation. In addition, the LOI provides the Company’s net delivery price will be less than or equal to any third party’s net purchase price for the same aircraft. Upon the execution of the purchase agreement, which is anticipated to occur in Q4 2023, the Company is obligated to make payments related to the purchase of the Firm Viceroy’s at: a) $50 thousand per aircraft, b) $150 thousand per Firm Viceroy one year prior to the first commercial delivery (anticipated to occur in Q4 2024), and c) the balance due upon delivery of each Viceroy.
As part of the LOI, the vendor provided the Company the option to purchase a total of five electric wing-in-ground-effect
Monarch aircraft for $35 million per aircraft in a standard configuration, which is subject to certain price adjustments, based on the execution of the purchase agreement and the delivery of each aircraft.
As part of the Company’s acceptance of the LOI, Southern paid the vendor an upfront fee of $50 thousand that can be applied to future purchases and received a warrant with an option to purchase $50 thousand of equity in the vendor’s company within one year following completion of the vendor’s mezzanine funding round. In addition, the Company paid the vendor a second upfront fee of $50 thousand, which was placed in an escrow account, which will be released to the vendor, and credited against the balance due, upon delivery of the first Viceroy to the Company. As of December 31, 2022 and 2021, the upfront fees are recorded in Other assets on the Consolidated Balance Sheets.
Legal Contingencies
Southern is also a party to various claims and matters of litigation incidental to the normal course of its business. As of and for the year ended December 31, 2022 and 2021, there were no material legal contingencies.
Business Combination Agreements
Surf Air Mobility Proposed Acquisition
The Company entered into a prospective transaction, whereby Surf Air Mobility (“SAM”) a wholly-owned subsidiary of Surf Air Global Limited created in 2021, will acquire 100% of the equity interests in the Company pursuant to an acquisition agreement dated as of March 17, 2021, as amended on August 22, 2021. On May 17, 2022, the prospective transaction was further amended when Surf Air Global Limited and its wholly owned subsidiary entered into a business combination agreement with Tuscan Holdings Corp. II (“Tuscan”), whereby the SAM and its related entities will acquire 100% of the equity interests in the Company.
On November 11, 2022, SAM amended the acquisition agreement the Company dated as of March 17, 2021, as amended on August 22, 2021 and on May 17, 2022, to reflect the termination of the business combination agreement with Tuscan and to reflect that SAM will acquire 100% of the equity interests in the Company pursuant to any public listing of SAM common stock for consideration of the higher of $81.25 million or 12.5% of SAM fully-diluted shares at the time of the merger.